Average Annual Total Returns - Invesco Global Clean Energy ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	WilderHill New Energy Global Innovation Index(reflects no deduction for fees, expenses or taxes) 1 Year	WilderHill New Energy Global Innovation Index(reflects no deduction for fees, expenses or taxes) 5 Years	WilderHill New Energy Global Innovation Index(reflects no deduction for fees, expenses or taxes) 10 Years	MSCI EAFE® Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI EAFE® Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI EAFE® Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years
Total	144.12%	26.95%	11.13%	143.38%	26.30%	10.67%	85.22%	21.98%	8.96%	144.91%	27.04%	11.40%	7.82%	7.45%	5.51%